ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 9 – ACCRUED EXPENSES

Accrued expenses are comprised as follows:

	As of December 31,
	2021	2020
Accrued interest	$143,798	$133,215
Accrued operating expenses	-	50,986
Total	$143,798	$184,201

Accrued interest represented the accrual of interests from bank loan (Note 7 BANK LOAN) and long term loan from a third party (Note 12 LONG TERM LOAN).